DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Net loss	$ 6,169	$ 204	$ 18,103	$ 17,197	$ 20,823	$ 13,036
Negative cash flows from operations			14,025	3,850	8,874	6,410
Cash and cash equivalents	$ 4,271	$ 3,204	$ 4,271	$ 3,204	$ 4,864	$ 3,128	$ 4,061